Stockholders equity and dividend payment - Dividend payment (Details) - USD ($)	3 Months Ended												12 Months Ended
	Dec. 06, 2017	Aug. 31, 2017	May 31, 2017	Feb. 22, 2017	Nov. 23, 2016	Aug. 31, 2016	May 25, 2016	Feb. 24, 2016	Nov. 25, 2015	Aug. 20, 2015	May 22, 2015	Feb. 19, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividend payment
Total payment													$ 23,300,000	$ 66,400,000	$ 49,200,000
Per share Common													$ 0.20	$ 0.71	$ 0.53
Quarterly dividend [Member]
Dividend payment
Payment	$ 2,800,000	$ 2,800,000	$ 10,100,000	$ 7,600,000	$ 1,900,000	$ 21,500,000	$ 23,300,000	$ 19,700,000	$ 16,700,000	$ 13,900,000	$ 13,900,000	$ 4,600,000
Per share Common	$ 0.02	$ 0.02	$ 0.08	$ 0.08	$ 0.02	$ 0.23	$ 0.25	$ 0.21	$ 0.18	$ 0.15	$ 0.15	$ 0.05